Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,303,338
Additions	225,000	$ 187,000
Ending Balance	2,338,088	2,303,338
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,906,771	6,503,721
Additions	224,960	186,574
Disposals	(140,981)	(100,327)
Acquisitions	140,965	37,500
Foreign exchange	(134,583)	279,303
Asset decommissioning	(78,367)
Ending Balance	6,918,765	6,906,771
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,603,433)	(4,245,330)
Depreciation expense	282,775	268,102
Disposals	135,425	88,997
Foreign exchange	101,331	(178,998)
Asset decommissioning	(68,775)
Ending Balance	(4,580,677)	(4,603,433)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,083,446
Ending Balance	2,094,510	2,083,446
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,334,462	5,968,316
Additions	24,158	63,058
Disposals	(127,979)	(71,912)
Reclassifications	172,300	74,148
Acquisitions	118,965	32,796
Foreign exchange	(119,329)	268,056
Asset decommissioning	(78,367)
Ending Balance	6,324,210	6,334,462
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,251,016)	(3,894,131)
Depreciation expense	268,532	250,885
Disposals	122,823	66,452
Foreign exchange	98,250	(172,452)
Asset decommissioning	68,775
Ending Balance	(4,229,700)	(4,251,016)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	15,977
Ending Balance	16,066	15,977
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	96,454	103,181
Additions	102	587
Disposals		(7,538)
Foreign exchange	(75)	224
Ending Balance	96,481	96,454
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(80,477)	(82,584)
Depreciation expense	12	5,196
Disposals		7,522
Foreign exchange	74	(219)
Ending Balance	(80,415)	(80,477)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,465
Ending Balance	9,236	11,465
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	175,409	178,717
Additions	151	517
Disposals	(9,681)	(8,358)
Reclassifications	6,038	188
Acquisitions	1,500
Foreign exchange	(2,988)	4,345
Ending Balance	170,429	175,409
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(163,944)	(161,629)
Depreciation expense	9,070	6,894
Disposals	9,681	8,357
Foreign exchange	2,140	(3,778)
Ending Balance	(161,193)	(163,944)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,380
Ending Balance	2,333	3,380
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	36,002	34,680
Disposals	(3,058)	(873)
Acquisitions	500	900
Foreign exchange	(748)	1,295
Ending Balance	32,696	36,002
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(32,622)	(31,476)
Depreciation expense	924	875
Disposals	2,788	873
Foreign exchange	395	(1,144)
Ending Balance	(30,363)	(32,622)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	38,949
Ending Balance	45,827	38,949
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	114,323	119,519
Additions	612	141
Disposals	(214)	(9,461)
Reclassifications	2,038
Acquisitions	8,960	1,457
Foreign exchange	(886)	2,667
Ending Balance	124,833	114,323
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(75,374)	(75,510)
Depreciation expense	4,237	4,252
Disposals	133	5,793
Foreign exchange	472	(1,405)
Ending Balance	(79,006)	(75,374)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	117,535
Ending Balance	126,872	117,535
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	117,535	67,884
Additions	199,937	122,271
Disposals	(39)	(2)
Reclassifications	(180,376)	(74,336)
Foreign exchange	(10,185)	1,714
Ending Balance	126,872	117,535
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	32,586
Ending Balance	43,244	32,586
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	32,586	31,424
Disposals	(10)	(2,187)
Acquisitions	11,040	2,347
Foreign exchange	(372)	1,002
Ending Balance	$ 43,244	$ 32,586